Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Statement of comprehensive income [abstract]
Profit (loss)	$ (30,097)	$ (15,548)
Items that may be classified subsequently to profit or loss
Cumulative translation adjustment on consolidation of foreign subsidiaries	5,557	(439)
Other comprehensive income	5,557	(439)
Comprehensive loss	$ (24,540)	$ (15,987)